BASIS OF PREPARATION (Details) $ in Millions			12 Months Ended
	Dec. 31, 2023 USD ($)		Dec. 31, 2023 USD ($)		Dec. 31, 2023 USD ($)		Dec. 31, 2023 USD ($) £ / $		Dec. 31, 2023 USD ($) € / $		Dec. 31, 2023 USD ($) SFr / $		Dec. 31, 2022 USD ($)		Dec. 31, 2022 USD ($) £ / $		Dec. 31, 2022 USD ($) € / $		Dec. 31, 2022 USD ($) SFr / $		Dec. 31, 2021 USD ($)		Dec. 31, 2021 USD ($) £ / $		Dec. 31, 2021 USD ($) € / $		Dec. 31, 2021 USD ($) SFr / $		Dec. 31, 2023 £ / $	Dec. 31, 2023 € / $	Dec. 31, 2023 SFr / $	Dec. 31, 2022 £ / $	Dec. 31, 2022 € / $	Dec. 31, 2022 SFr / $	Dec. 31, 2021 £ / $	Dec. 31, 2021 € / $	Dec. 31, 2021 SFr / $	Dec. 31, 2020 USD ($)
Disclosure of detailed informations about basis of preparation [line items]
Net cash and cash equivalents	$ 300	[1]	$ 300	[1]	$ 300	[1]	$ 300	[1]	$ 300	[1]	$ 300	[1]	$ 344	[1]	$ 344	[1]	$ 344	[1]	$ 344	[1]	$ 1,285	[1]	$ 1,285	[1]	$ 1,285	[1]	$ 1,285	[1]										$ 1,751
Net Debt	2,577		2,577		2,577		2,577		2,577		2,577		2,339		2,339		2,339		2,339
Borrowings	2,885		2,885		2,885		2,885		2,885		2,885		2,676		2,676		2,676		2,676
Inventories	2,395		2,395		2,395		2,395		2,395		2,395		2,205		2,205		2,205		2,205
Other provisions	281		281		281		$ 281		$ 281		$ 281		327		$ 327		$ 327		$ 327		357		$ 357		$ 357		$ 357
Impairment of intangible assets			37										39								2
Exchange rates
Average rates							1.24		1.08		1.11				1.23		1.05		1.05				1.38		1.18		1.09
Year end rates																													1.27	1.10	1.19	1.21	1.07	1.08	1.35	1.13	1.10
Impairment loss recognised in profit or loss, goodwill			84
Impairment loss recognised in profit or loss, intangible assets other than goodwill			37										39								$ 2
Engage
Disclosure of detailed informations about basis of preparation [line items]
Impairment of intangible assets			37
Exchange rates
Impairment loss recognised in profit or loss, goodwill			84
Impairment loss recognised in profit or loss, intangible assets other than goodwill			37
Impairment provision
Disclosure of detailed informations about basis of preparation [line items]
Inventories	(544)		(544)		(544)		$ (544)		$ (544)		$ (544)		(504)		$ (504)		$ (504)		$ (504)
Committed facilities
Disclosure of detailed informations about basis of preparation [line items]
Committed facilities	3,600		3,600		3,600		3,600		3,600		3,600		$ 3,700		$ 3,700		$ 3,700		$ 3,700
Borrowings	$ 2,900		2,900		2,900		2,900		2,900		2,900
Committed facilities | Weighted average
Disclosure of detailed informations about basis of preparation [line items]
Debt instrument term	5 years 2 months 12 days
Private placement debt
Disclosure of detailed informations about basis of preparation [line items]
Borrowings due within one year	$ 405		405		405		405		405		405
Borrowings Subject To Financial Covenants	$ 1,030		$ 1,030		$ 1,030		$ 1,030		$ 1,030		$ 1,030
Leverage Ratio					3.5
Orthopaedics
Disclosure of detailed informations about basis of preparation [line items]
Percentage of inventory					66.00%
Percentage of total provision for excess and obsolete inventory					82.00%

[1]	Cash and cash equivalents is net of bank overdrafts of $2m (2022: $6m, 2021: $5m).